American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
April 30, 2025

One Choice 2060 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 56.5%
Focused Dynamic Growth Fund G Class(2)	369,518	24,683,810
Focused Large Cap Value Fund G Class	5,934,833	60,475,945
Growth Fund G Class	672,161	37,036,073
Heritage Fund G Class	1,068,504	29,266,329
Large Cap Equity Fund G Class	1,364,422	66,843,052
Mid Cap Value Fund G Class	2,150,673	32,905,300
Small Cap Growth Fund G Class	565,155	12,314,736
Small Cap Value Fund G Class	1,326,887	12,393,125
		275,918,370
International Equity Funds — 26.0%
Emerging Markets Fund G Class	2,510,131	29,268,124
Global Real Estate Fund G Class	929,443	12,119,940
International Growth Fund G Class	2,630,592	34,697,511
International Small-Mid Cap Fund G Class	1,320,397	13,362,422
International Value Fund G Class	1,877,419	18,455,028
Non-U.S. Intrinsic Value Fund G Class	2,025,575	18,878,355
		126,781,380
Domestic Fixed Income Funds — 12.7%
Diversified Bond Fund G Class	4,620,174	42,366,993
High Income Fund G Class	1,264,011	10,769,377
Inflation-Adjusted Bond Fund G Class	808,278	8,713,235
		61,849,605
International Fixed Income Funds — 4.8%
Emerging Markets Debt Fund G Class	738,709	6,604,058
Global Bond Fund G Class	1,955,633	17,131,348
		23,735,406
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $430,897,848)		488,284,761
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$488,284,761

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$23,758	$4,178	$3,497	$245	$24,684	370	$1,406	—
Focused Large Cap Value Fund	61,939	12,507	10,510	(3,460)	60,476	5,935	44	$5,543
Growth Fund	35,775	7,968	4,231	(2,476)	37,036	672	492	1,985
Heritage Fund	28,433	7,188	4,899	(1,456)	29,266	1,069	971	3,274
Large Cap Equity Fund(4)	65,781	12,033	4,073	(6,898)	66,843	1,364	345	4,719
Mid Cap Value Fund	34,577	4,851	3,760	(2,763)	32,905	2,151	(112)	2,853
Small Cap Growth Fund	12,950	1,643	1,316	(962)	12,315	565	125	147
Small Cap Value Fund	13,227	2,979	1,145	(2,668)	12,393	1,327	125	880
Emerging Markets Fund	28,572	4,311	4,301	686	29,268	2,510	(204)	568
Global Real Estate Fund	12,194	1,080	1,135	(19)	12,120	929	(9)	388
International Growth Fund	33,914	4,417	4,332	699	34,698	2,631	(60)	508
International Small-Mid Cap Fund	12,837	1,633	715	(393)	13,362	1,320	(161)	381
International Value Fund	18,117	2,174	3,173	1,337	18,455	1,877	230	906
Non-U.S. Intrinsic Value Fund	18,686	5,148	4,260	(696)	18,878	2,026	(414)	2,280
Diversified Bond Fund	41,946	7,248	7,490	663	42,367	4,620	(1,101)	1,645
High Income Fund	10,375	1,113	656	(63)	10,769	1,264	(73)	590
Inflation-Adjusted Bond Fund	8,259	871	665	249	8,714	808	(105)	184
Emerging Markets Debt Fund	6,118	750	385	121	6,604	739	(68)	231
Global Bond Fund	16,570	1,935	1,650	277	17,132	1,956	(278)	545
	$484,028	$84,027	$62,193	$(17,577)	$488,285	34,133	$1,153	$27,627
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.